September 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GLG Investment Series Trust
File Nos. 333-163462 and 811-22360

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the GLG International Small Cap Fund, a series of the above Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 (“PEA No. 4”) to its Registration Statement on Form N-1A and that PEA No. 4 was filed electronically.

Very truly yours,

/s/ Clair E. Pagnano

Clair E. Pagnano